Document And Entity Information	Jun. 30, 2020
Document Information Line Items
Entity Registrant Name	BRAIN SCIENTIFIC INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) is being filed pursuant to Section 10(a)(3)of the Securities Act of 1933, as amended, to update the Registration Statement on Form S-1 (Registration Statement No. 333-2361 )(as amended, the “Initial Registration Statement “) which was declared effective on July 20, 2020 to include the information from the Registrant’s Form 10-Q for the quarter ended June 30, 2020 filed with the SEC on August 19, 2020 , to make certain changes to the Plan of Distribution section to reflect that the Company’s common stock is now quoted on the OTCQB and to otherwise update information contained herein. The SEC declared the Initial Registration Statement effective on July 20, 2020. No additional securities are being registered on this Post-Effective Amendment. All applicable registration fees have been paid.
Entity Central Index Key	0001662382
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Jun. 30, 2020
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	NV